Trade and other payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables
Trade payables	$ 3,240,658	$ 2,760,002
Accrued liabilities	954,371	4,348,417
Trade and other payables	$ 4,195,029	$ 7,108,419